BORROWINGS (Details) - USD ($)	1 Months Ended		3 Months Ended	6 Months Ended
	Jun. 30, 2018	May 31, 2018	Jun. 30, 2018	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5,079,000,000		$ 5,079,000,000	$ 5,079,000,000	$ 3,265,000,000
Increase in borrowings				1,814,000,000
Senior Secured Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowings	2,250,000,000		2,250,000,000	2,250,000,000
Repayments of bonds, notes and debentures				$ 358,000,000
Brookfield Credit Agreements
Disclosure of detailed information about borrowings [line items]
Term of borrowings				3 years
Credit facility, maximum borrowing capacity	500,000,000		500,000,000	$ 500,000,000
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity					$ 250,000,000
Revolving Credit Facility | Floating interest rate | LIBOR or Bankers' Acceptance Rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate					2.75%
Revolving Credit Facility | Floating interest rate | Base Rate or Prime Rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate					1.75%
Amended Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	825,000,000	$ 725,000,000	$ 825,000,000	$ 825,000,000
Increase in borrowing capacity	$ 100,000,000	$ 475,000,000
Extension period			2 years
Amended Revolving Credit Facility | Floating interest rate | LIBOR or Bankers' Acceptance Rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	2.50%		2.50%	2.50%
Amended Revolving Credit Facility | Floating interest rate | Base Rate or Prime Rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	1.50%		1.50%	1.50%